Personnel Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Personnel Expenses
The following are the items included in the account as of the indicated dates:

	12.31.20	12.31.19	12.31.18
Payroll	19,789,826	20,504,481	24,414,768
Social Contributions on Payroll	4,553,002	4,500,774	3,592,936
Personnel Compensations and Rewards	5,811,760	6,424,341	5,717,492
Services for Personnel	765,223	972,727	1,128,695
Other Short-term Personnel Expenses	781,545	746,668	687,034
Other Long-term Personnel Expenses	123,745	135,970	116,861

Total	31,825,101	33,284,961	35,657,786